                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992

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                               MFS SERIES TRUST XI
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: September 30
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                  Date of reporting period: September 30, 2004
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
ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 9/30/04

MFS(R) UNION STANDARD
EQUITY FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT
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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
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Privacy is a concern for every investor today. At MFS Investment Management(R)
and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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NOT FDIC INSURED    MAY LOSE VALUE    NO BANK OR CREDIT UNION GUARANTEE    NOT A DEPOSIT
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
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

MFS(R) UNION STANDARD EQUITY FUND

The fund seeks long-term growth of capital.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


TABLE OF CONTENTS
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MFS PRIVACY POLICY
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LETTER FROM THE CEO                                1
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MFS ORIGINAL RESEARCH(R)                           5
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MANAGEMENT REVIEW                                  6
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PORTFOLIO COMPOSITION                             10
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PERFORMANCE SUMMARY                               11
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EXPENSE TABLE                                     14
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PORTFOLIO OF INVESTMENTS                          16
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FINANCIAL STATEMENTS                              21
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NOTES TO FINANCIAL STATEMENTS                     33
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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            43
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TRUSTEES AND OFFICERS                             44
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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       48
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FEDERAL TAX INFORMATION                           49
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CONTACT INFORMATION                       BACK COVER
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LETTER FROM THE CEO
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Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant in the United States has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to U.S. equity stocks; 20% to 30% to fixed income issues; 10% to non-U.S. stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, U.S. 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and non-U.S. offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks as well as a range of fixed income investments. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% U.S. stocks and 50% U.S. bonds at the start of 2000 would have shifted to 32% U.S. stocks and 68% U.S. bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios in part by providing a variety of products in each asset class. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2004

Asset allocation and diversification can not guarantee a profit.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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MFS ORIGINAL RESEARCH(R)
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THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW
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For the 12-month period ended September 30, 2004, all of the classes, not including sales charge, of the MFS Union Standard Equity Fund, save for Class B, outperformed its benchmark, the Standard & Poor's 500 Stock Index (the S&P 500).

MARKET ENVIRONMENT

Relative to its benchmark, the portfolio historically has tended to have a value tilt, placing greater emphasis on stocks selling at relatively lower valuations, and has also tended to overweight companies in the industrial sector. Although value stocks lagged early in the 12-month period, they outperformed higher-valuation growth stocks for most of the period as investors, we believe, grew less confident about future growth prospects in the economy. In addition, industrial stocks, which we felt were more reasonably valued, performed relatively well, especially in relation to stocks in the technology sector, which we deemphasized. Our emphasis on value stocks and our overweighting in industrials both helped the fund outperform the S&P 500 over the one-year period.

FUND POSITIONING

Our sector weightings have tended to be relatively consistent over time. We manage the fund as a core large-cap portfolio, meaning a portfolio that represents the broad market of large-company stocks. The universe of stocks from which we pick is derived from a list of companies that meet the fund's basic criteria for being union- and labor-sensitive corporations. We try to allocate at least 65% of the fund's investments to union-sensitive companies, with the remaining investments largely in labor-sensitive companies. Because of the criteria we use in determining if companies are either union-sensitive or labor-sensitive, we may overweight a particular industry or company that is part of the benchmark S&P 500. As a result, fund performance relative to the benchmark may be positively or negatively affected.

The emphasis on union-sensitive and labor-sensitive corporations typically has resulted in overweighted positions in some sectors, such as industrial goods and services and utilities and communications, and underweighted positions in other sectors, such as technology and financial services.

CONTRIBUTORS TO PERFORMANCE

In both the technology and retailing sectors, relative performance benefited from strong stock selection and, to a lesser extent, an underweighted position. Two investments in the technology sector were notable contributors: online auctioneer eBay and Cree Inc, which produces semiconductor materials and devices. Cree was not a position in our benchmark, the S&P 500. Avoiding Wal-Mart aided relative performance in the retailing area as that company's stock lost ground during the 12-month period. Wal-Mart does not meet the portfolio's criteria as a union-sensitive or labor-sensitive corporation.

Strong stock selection also boosted relative results in the utilities and communications area. TXU was the top individual performer in both the sector and the overall fund. TXU is a Texas-based utility that benefited from a major corporate restructuring that we believe led to an improved outlook by analysts and a higher stock price.

An overweighted position in industrial goods and services companies contributed to relative performance as well. Industrial companies grew increasingly attractive to us during the period as we felt market sentiment was shifting away from more volatile sectors such as technology. Our industrial goods and services holdings included defense contractors as well as engine and equipment manufacturers such as Cummins.

Individual stocks in other sectors that aided relative results included financial services firm FleetBoston Financial, which was acquired by Bank of America at a premium to its market price, and EON Labs, a generic pharmaceutical firm. We sold our EON position after it appreciated significantly during the period; EON was not held by our benchmark.

DETRACTORS FROM PERFORMANCE

In the financial services sector, stock selection and, to a smaller extent, an underweighted position held back relative performance. The sector had performed well in 2002 and 2003 and, in our view, had entered the period with relatively high valuations. In addition, we felt financial services companies were vulnerable to the risks of rising interest rates, which could cut into the firms' profitability. These factors led us to underweight the sector.

Stock selection in the autos and housing sector also proved detrimental to relative results.

Individual positions in other sectors that held back relative performance included two major technology companies: semiconductor producer Intel and software company VERITAS. Intel stock fell when the company experienced mounting inventories during a period of soft demand, while VERITAS was a victim of disappointing information technology spending by corporate customers. We sold our VERITAS position before period-end. Avoiding QUALCOMM, which turned out to be one of the best-performing technology stocks over the period, also hurt relative results. As wireless companies gained market share among telecommunications service providers, QUALCOMM's CDMA wireless technology became increasingly profitable.

Several health care holdings were also key relative detractors from performance. Pharmaceutical giant Merck & Co., a long-term holding in the fund, fell when it withdrew its profitable Vioxx drug from the market. Our positions in King Pharmaceuticals and Barr Pharmaceuticals, two generic drug manufacturers, also sank in price. Barr was not a position in our benchmark, and we sold our holding during the period. In the leisure sector, our holding in media conglomerate Viacom suffered from advertising sales that were lower than we had expected.

The fund's cash position also detracted from relative performance. As with nearly all mutual funds, this portfolio holds some cash to buy new holdings and to provide liquidity. In a period when equity markets rose strongly, holding any cash hurt performance against its benchmark, the Standard & Poor's 500 Stock Index, which has no cash position.

    Respectfully,

/s/ James Perkins

    James Perkins
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

It is not possible to invest directly in an index.
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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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PORTFOLIO COMPOSITION
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               -----------------------------------------------
                              PORTFOLIO STRUCTURE
               -----------------------------------------------

               Stocks                                    97.7%
               Cash & Other Net Assets                    2.3%

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                               SECTOR WEIGHTINGS
               -----------------------------------------------

               Financial Services                        15.9%
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               Industrial Goods & Services               14.3%
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               Technology                                14.0%
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               Consumer Staples                           9.8%
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               Health Care                                9.4%
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               Leisure                                    8.6%
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               Energy                                     7.6%
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               Utilities & Communications                 6.9%
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               Retailing                                  4.3%
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               Autos & Housing                            2.4%
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               Basic Materials                            2.2%
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               Transportation                             1.9%
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               Miscellaneous                              0.4%
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                                TOP TEN HOLDINGS
               -----------------------------------------------

               EXXON MOBIL CORP.                          4.0%
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               GENERAL ELECTRIC CO.                       3.8%
               -----------------------------------------------
               MICROSOFT CORP.                            2.7%
               -----------------------------------------------
               BANK OF AMERICA CORP.                      2.6%
               -----------------------------------------------
               JOHNSON & JOHNSON                          2.5%
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               J.P. MORGAN CHASE & CO. 2.3%
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               PROCTER & GAMBLE CO.                       2.2%
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               VERIZON COMMUNICATIONS                     2.0%
               -----------------------------------------------
               INTEL CORP.                                1.9%
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               ALTRIA GROUP INC.                          1.8%
               -----------------------------------------------
Percentages are based on net assets as of 9/30/04.

The portfolio is actively managed, and current holdings may be different.

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PERFORMANCE SUMMARY THROUGH 9/30/04
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The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will less than the line shown, based on differences in sales charges and Rule 12b-1 fees paid by shareholders investing in different classes. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                        MFS Union Standard     Standard & Poor's
                            Equity Fund          500 Composite
                            - Class I                Index

               9/94          $10.000               $10,000
               9/96           15,024                15,607
               9/98           22,644                23,901
               9/00           22,208                34,600
               9/02           14,104                20,196
               9/04           19,171                28,599

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      1-yr      3-yr      5-yr       10-yr
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        A               8/07/97        14.64%      3.10%     -4.71%      6.44%
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        B               8/11/97        13.83%      2.40%     -5.34%      5.98%
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        C               8/11/97        13.87%      2.44%     -5.33%      5.99%
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        I               1/14/94        14.98%      3.46%     -4.39%      6.72%
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--------------------
Average annual
--------------------

Comparative benchmarks(+)
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Average large-cap core fund+           10.19%      1.83%     -2.48%      8.89%
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Standard & Poor's 500
Stock Index#                           13.86%      4.04%     -1.31%     11.08%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                               8.05%      1.08%     -5.83%      5.82%
------------------------------------------------------------------------------
        B                               9.83%      1.44%     -5.67%      5.98%
------------------------------------------------------------------------------
        C                              12.87%      2.44%     -5.33%      5.99%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

   Share class
------------------------------------------------------------------------------
        A                              14.64%      9.58%    -21.45%     86.72%
------------------------------------------------------------------------------
        B                              13.83%      7.38%    -24.01%     78.71%
------------------------------------------------------------------------------
        C                              13.87%      7.51%    -23.96%     78.99%
------------------------------------------------------------------------------
        I                              14.98%     10.74%    -20.11%     91.71%
------------------------------------------------------------------------------
(+) Average annual rates of return.
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after Class I shares includes the performance of the fund's Class I shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of dividends and capital gains.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities which involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may concentrate its investments primarily on labor sensitive companies. By doing so, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those companies than is a portfolio that invests more broadly.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Because stocks tend to be more volatile than some other investments, such as bonds, the more assets a fund dedicates to stocks, generally the more volatile the portfolio's value will be. Historically, stocks have outperformed bonds over time. The portfolio's investment risks should be considered prior to investing. Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM APRIL 1, 2004, THROUGH SEPTEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
Share Class
--------------------------------------------------------------------------------
                                                                     Expenses
                      Annualized    Beginning         Ending       Paid During
                       Expense    Account Value   Account Value*     Period**
                        Ratio        4/01/04         9/30/04     4/01/04-9/30/04
--------------------------------------------------------------------------------
     Actual              1.30%        $1,000          $1,016          $6.57
 A   ---------------------------------------------------------------------------
     Hypothetical        1.30%        $1,000          $1,018          $6.58
--------------------------------------------------------------------------------
     Actual              1.94%        $1,000          $1,012          $9.79
 B   ---------------------------------------------------------------------------
     Hypothetical        1.94%        $1,000          $1,015          $9.80
--------------------------------------------------------------------------------
     Actual              1.95%        $1,000          $1,012          $9.84
 C   ---------------------------------------------------------------------------
     Hypothetical        1.95%        $1,000          $1,015          $9.85
--------------------------------------------------------------------------------
     Actual              0.95%        $1,000          $1,018          $4.81
 I   ---------------------------------------------------------------------------
     Hypothetical        0.95%        $1,000          $1,020          $4.81
--------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 9/30/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 97.7%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES              $ VALUE
-------------------------------------------------------------------------------------------------
Aerospace - 2.2%
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  9,450             $527,121
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                 7,100              378,643
-------------------------------------------------------------------------------------------------
                                                                                         $905,764
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.2%
-------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                              9,660             $482,517
-------------------------------------------------------------------------------------------------

Automotive - 1.3%
-------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.                           7,510             $219,743
-------------------------------------------------------------------------------------------------
SPX Corp.                                                              8,490              300,546
-------------------------------------------------------------------------------------------------
                                                                                         $520,289
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.9%
-------------------------------------------------------------------------------------------------
Bank of America Corp.                                                 23,996           $1,039,747
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       16,830              742,540
-------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                           11,600              456,924
-------------------------------------------------------------------------------------------------
Fannie Mae                                                             6,770              429,218
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                               23,600              937,628
-------------------------------------------------------------------------------------------------
                                                                                       $3,606,057
-------------------------------------------------------------------------------------------------
Biotechnology - 0.8%
-------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                         5,700             $310,137
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 5.5%
-------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                   18,453             $521,113
-------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                    37,870              611,222
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     16,547              555,317
-------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       23,800              536,690
-------------------------------------------------------------------------------------------------
                                                                                       $2,224,342
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              9,510             $472,837
-------------------------------------------------------------------------------------------------

Business Services - 0.4%
-------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                   5,500             $148,775
-------------------------------------------------------------------------------------------------

Chemicals - 1.1%
-------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                       9,500             $429,210
-------------------------------------------------------------------------------------------------

Computer Software - 3.9%
-------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       39,220           $1,084,433
-------------------------------------------------------------------------------------------------
Symantec Corp.*                                                        9,000              493,920
-------------------------------------------------------------------------------------------------
                                                                                       $1,578,353
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.0%
-------------------------------------------------------------------------------------------------
Dell, Inc.*                                                           19,600             $697,760
-------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                   28,000              525,000
-------------------------------------------------------------------------------------------------
                                                                                       $1,222,760
-------------------------------------------------------------------------------------------------
Construction - 1.2%
-------------------------------------------------------------------------------------------------
Masco Corp.                                                           13,600             $469,608
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.4%
-------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                   7,340             $474,091
-------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                  16,760              907,051
-------------------------------------------------------------------------------------------------
                                                                                       $1,381,142
-------------------------------------------------------------------------------------------------
Electrical Equipment - 6.2%
-------------------------------------------------------------------------------------------------
A.O. Smith Corp.                                                       9,200             $224,020
-------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                            7,300              430,700
-------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                   2,000              123,780
-------------------------------------------------------------------------------------------------
General Electric Co.                                                  45,270            1,520,167
-------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                              5,700              220,590
-------------------------------------------------------------------------------------------------
                                                                                       $2,519,257
-------------------------------------------------------------------------------------------------
Electronics - 4.1%
-------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                   9,600             $328,896
-------------------------------------------------------------------------------------------------
Cree, Inc.*                                                           10,700              326,671
-------------------------------------------------------------------------------------------------
Intel Corp.                                                           37,600              754,256
-------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                     14,700              253,134
-------------------------------------------------------------------------------------------------
                                                                                       $1,662,957
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
-------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                    12,110             $499,901
-------------------------------------------------------------------------------------------------

Energy - Integrated - 6.3%
-------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                    7,400             $396,936
-------------------------------------------------------------------------------------------------
ConocoPhillips                                                         6,500              538,525
-------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                     33,632            1,625,434
-------------------------------------------------------------------------------------------------
                                                                                       $2,560,895
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
-------------------------------------------------------------------------------------------------
CVS Corp.                                                             10,540             $444,050
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 3.3%
-------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                            26,000             $441,480
-------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                           11,680              220,752
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                         14,100              685,965
-------------------------------------------------------------------------------------------------
                                                                                       $1,348,197
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.8%
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                                                     10,800             $304,020
-------------------------------------------------------------------------------------------------

General Merchandise - 2.7%
-------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                 9,700             $403,132
-------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                      6,500              295,295
-------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                 11,700              412,776
-------------------------------------------------------------------------------------------------
                                                                                       $1,111,203
-------------------------------------------------------------------------------------------------
Insurance - 5.9%
-------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                  3,200             $237,856
-------------------------------------------------------------------------------------------------
Genworth Financial, Inc.                                              12,800              298,240
-------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                5,900              365,387
-------------------------------------------------------------------------------------------------
MetLife, Inc.                                                         13,200              510,180
-------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                          9,400              310,764
-------------------------------------------------------------------------------------------------
UNUMProvident Corp.                                                   26,100              409,509
-------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                   3,200              236,768
-------------------------------------------------------------------------------------------------
                                                                                       $2,368,704
-------------------------------------------------------------------------------------------------
Internet - 1.6%
-------------------------------------------------------------------------------------------------
eBay, Inc.*                                                            7,000             $643,580
-------------------------------------------------------------------------------------------------

Machinery & Tools - 5.8%
-------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                      6,600             $530,970
-------------------------------------------------------------------------------------------------
Cummins, Inc.                                                          5,900              435,951
-------------------------------------------------------------------------------------------------
Deere & Co.                                                            7,100              458,305
-------------------------------------------------------------------------------------------------
Harsco Corp.                                                           6,800              305,320
-------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                           4,700              324,864
-------------------------------------------------------------------------------------------------
Timken Co.                                                            11,900              292,978
-------------------------------------------------------------------------------------------------
                                                                                       $2,348,388
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.1%
-------------------------------------------------------------------------------------------------
HCA, Inc.                                                             12,000             $457,800
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 7.5%
-------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        5,330             $320,066
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                     17,710              997,604
-------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.*                                           16,100              192,234
-------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                     15,990              527,670
-------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          13,262              405,817
-------------------------------------------------------------------------------------------------
Wyeth                                                                 16,060              600,644
-------------------------------------------------------------------------------------------------
                                                                                       $3,044,035
-------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
-------------------------------------------------------------------------------------------------
Banta Corp.                                                            4,000             $159,000
-------------------------------------------------------------------------------------------------
Meredith Corp.                                                         3,000              154,140
-------------------------------------------------------------------------------------------------
                                                                                         $313,140
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.9%
-------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                    11,780             $451,292
-------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                11,320              336,657
-------------------------------------------------------------------------------------------------
                                                                                         $787,949
-------------------------------------------------------------------------------------------------
Restaurants - 1.6%
-------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                    11,000             $265,540
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                     9,030              367,160
-------------------------------------------------------------------------------------------------
                                                                                         $632,700
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.1%
-------------------------------------------------------------------------------------------------
Praxair, Inc.                                                         10,800             $461,592
-------------------------------------------------------------------------------------------------

Specialty Stores - 0.5%
-------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                         8,700             $191,748
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.3%
-------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  20,760             $375,756
-------------------------------------------------------------------------------------------------
Motorola, Inc.                                                         9,300              167,772
-------------------------------------------------------------------------------------------------
                                                                                         $543,528
-------------------------------------------------------------------------------------------------
Telephone Services - 4.4%
-------------------------------------------------------------------------------------------------
BellSouth Corp.                                                       19,900             $539,688
-------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                              15,950              413,902
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          20,840              820,679
-------------------------------------------------------------------------------------------------
                                                                                       $1,774,269
-------------------------------------------------------------------------------------------------
Tobacco - 1.8%
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                    15,880             $746,995
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.6%
-------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                     37,000             $352,240
-------------------------------------------------------------------------------------------------
PPL Corp.                                                              4,420              208,536
-------------------------------------------------------------------------------------------------
TXU Corp.                                                             10,000              479,200
-------------------------------------------------------------------------------------------------
                                                                                       $1,039,976
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $34,037,393)                                           $39,556,675
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.2%
-------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost              $869,000             $869,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $34,906,393)                                      $40,425,675
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                      56,092
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $40,481,767
-------------------------------------------------------------------------------------------------
*Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 9/30/04

ASSETS

Investments, at value (identified cost, $34,906,393)             $40,425,675
-----------------------------------------------------------------------------------------------------
Cash                                                                  12,486
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      101,069
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       17,622
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     52,874
-----------------------------------------------------------------------------------------------------
Other assets                                                             576
-----------------------------------------------------------------------------------------------------
Total assets                                                                              $40,610,302
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $101,866
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                    25,441
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         736
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                      337
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           155
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                            $128,535
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $40,481,767
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $47,645,621
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                             5,519,282
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (12,978,127)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      294,991
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $40,481,767
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   3,726,759
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                      $7,896,285
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 729,958
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.82
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.82)                                                  $11.48
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $2,233,803
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 210,338
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.62
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                        $658,537
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  62,168
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.59
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $29,693,142
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,724,295
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.90
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 9/30/04

NET INVESTMENT INCOME

-----------------------------------------------------------------------------------------------------
  Dividends                                                          $709,648
-----------------------------------------------------------------------------------------------------
  Interest                                                             13,043
-----------------------------------------------------------------------------------------------------
Total investment income                                                                      $722,691
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $255,254
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                1,437
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          52,477
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               26,555
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               22,507
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                5,606
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    3,433
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        14,438
-----------------------------------------------------------------------------------------------------
  Printing                                                             34,993
-----------------------------------------------------------------------------------------------------
  Postage                                                               1,726
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                        36,890
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            4,156
-----------------------------------------------------------------------------------------------------
  Registration fees                                                    40,131
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        15,195
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $514,798
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (309)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (86,839)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $427,650
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $295,041
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis) on investment
transactions                                                                               $2,663,976
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                           $2,245,189
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                            $4,909,165
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $5,204,206
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 9/30                                             2004                        2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                              $295,041                    $270,061
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           2,663,976                  (4,343,307)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                2,245,189                   9,796,514
--------------------------------------------------------------  -----------                ------------
Change in net assets from operations                             $5,204,206                  $5,723,268
--------------------------------------------------------------  -----------                ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                          $(39,787)                   $(19,271)
-----------------------------------------------------------------------------------------------------
  Class I                                                          (230,276)                   (232,132)
--------------------------------------------------------------  -----------                ------------
Total distributions declared to shareholders                      $(270,063)                  $(251,403)
--------------------------------------------------------------  -----------                ------------
Change in net assets from fund share transactions                  $556,634                 $(7,241,503)
--------------------------------------------------------------  -----------                ------------
Total change in net assets                                       $5,490,777                 $(1,769,638)
--------------------------------------------------------------  -----------                ------------

NET ASSETS

At beginning of period                                          $34,990,990                 $36,760,628
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $294,991 and $270,013,
respectively)                                                   $40,481,767                 $34,990,990
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                           YEARS ENDED 9/30
                                         ------------------------------------------------------------------------------------
CLASS A                                          2004                 2003             2002              2001            2000

Net asset value, beginning of period            $9.49                $8.09            $9.98            $12.91          $16.33
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                      $0.06                $0.05            $0.03             $0.02           $0.07
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)
  on investments and foreign currency            1.33                 1.38            (1.90)            (2.88)          (1.12)
---------------------------------------------  ------               ------           ------            ------          ------
Total from investment operations                $1.39                $1.43           $(1.87)           $(2.86)         $(1.05)
---------------------------------------------  ------               ------           ------            ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                   $(0.06)              $(0.03)          $(0.02)           $(0.07)         $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments
  and foreign currency transactions                --                   --               --                --           (2.26)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --                   --               --                --           (0.02)
---------------------------------------------  ------               ------           ------            ------          ------
Total distributions declared to
shareholders                                   $(0.06)              $(0.03)          $(0.02)           $(0.07)         $(2.37)
---------------------------------------------  ------               ------           ------            ------          ------
Net asset value, end of period                 $10.82                $9.49            $8.09             $9.98          $12.91
---------------------------------------------  ------               ------           ------            ------          ------
Total return (%)                                14.64                17.66^          (18.76)           (22.27)          (7.77)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 9/30
                                         ------------------------------------------------------------------------------------
CLASS A (CONTINUED)                              2004                 2003             2002              2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.30                 1.26             1.20              1.22            1.22
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                            0.54                 0.57             0.30              0.18            0.48
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 59                   59               48                69              86
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $7,896               $6,634           $5,872            $9,493         $10,066
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. For the year ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                    $0.03                $0.02            $0.01            $(0.01)          $0.05
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.52                 1.57             1.44              1.47            1.36
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     0.32                 0.26             0.06             (0.07)           0.34
-----------------------------------------------------------------------------------------------------------------------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.73% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 9/30
                                               ------------------------------------------------------------------------------
CLASS B                                              2004               2003             2002            2001            2000

Net asset value, beginning of period                $9.33              $7.98            $9.89          $12.82          $16.23
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                           $(0.01)            $(0.01)          $(0.03)         $(0.05)         $(0.02)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.30               1.36            (1.88)          (2.87)          (1.11)
---------------------------------------------  ----------             ------           ------          ------          ------
Total from investment operations                    $1.29              $1.35           $(1.91)         $(2.92)         $(1.13)
---------------------------------------------  ----------             ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $--                $--              $--          $(0.01)            $--
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    --                 --               --              --           (2.26)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                 --               --              --           (0.02)
---------------------------------------------  ----------             ------           ------          ------          ------
Total distributions declared to
shareholders                                          $--                $--              $--          $(0.01)         $(2.28)
---------------------------------------------  ----------             ------           ------          ------          ------
Net asset value, end of period                     $10.62              $9.33            $7.98           $9.89          $12.82
---------------------------------------------  ----------             ------           ------          ------          ------
Total return (%)                                    13.83              16.92^          (19.31)         (22.77)          (8.37)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                              YEARS ENDED 9/30
                                               ------------------------------------------------------------------------------
CLASS B (CONTINUED)                                  2004               2003             2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           1.95               1.90             1.85            1.87            1.87
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.11)             (0.08)           (0.34)          (0.46)          (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     59                 59               48              69              86
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                      $2,234             $2,082           $2,534          $3,211          $2,356
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. For the year ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                $(0.03)            $(0.03)          $(0.06)         $(0.08)         $(0.04)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           2.17               2.21             2.09            2.12            2.01
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.33)             (0.39)           (0.58)          (0.71)          (0.28)
-----------------------------------------------------------------------------------------------------------------------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^  The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.74% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 9/30
                                               ------------------------------------------------------------------------------
CLASS C                                              2004               2003             2002            2001            2000

Net asset value, beginning of period                $9.30              $7.95            $9.85          $12.76          $16.21
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                           $(0.01)            $(0.01)          $(0.03)         $(0.05)         $(0.02)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.30               1.36            (1.87)          (2.86)          (1.11)
---------------------------------------------  ----------             ------           ------          ------          ------
Total from investment operations                    $1.29              $1.35           $(1.90)         $(2.91)         $(1.13)
---------------------------------------------  ----------             ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $--                $--              $--             $--          $(0.04)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    --                 --               --              --           (2.26)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                 --               --              --           (0.02)
---------------------------------------------  ----------             ------           ------          ------          ------
Total distributions declared to
shareholders                                          $--                $--              $--             $--          $(2.32)
---------------------------------------------  ----------             ------           ------          ------          ------
Net asset value, end of period                     $10.59              $9.30            $7.95           $9.85          $12.76
---------------------------------------------  ----------             ------           ------          ------          ------
Total return (%)                                    13.87              16.98^          (19.29)         (22.81)          (8.38)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                              YEARS ENDED 9/30
                                               ------------------------------------------------------------------------------
CLASS C (CONTINUED)                                  2004               2003             2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           1.95               1.89             1.85            1.87            1.87
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.11)             (0.07)           (0.34)          (0.47)          (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     59                 59               48              69              86
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                        $659               $466             $697          $1,088            $957
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. For the year ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                $(0.03)            $(0.03)          $(0.06)         $(0.08)         $(0.04)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           2.17               2.20             2.09            2.12            2.01
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.33)             (0.38)           (0.58)          (0.72)          (0.28)
-----------------------------------------------------------------------------------------------------------------------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.74% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 9/30
                                               ------------------------------------------------------------------------------
CLASS I                                              2004               2003             2002            2001            2000

Net asset value, beginning of period                $9.56              $8.15           $10.06          $13.03          $16.47
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                          $0.09              $0.08            $0.07           $0.06           $0.12
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.34               1.40            (1.92)          (2.91)          (1.13)
---------------------------------------------  ----------             ------           ------          ------          ------
Total from investment operations                    $1.43              $1.48           $(1.85)         $(2.85)         $(1.01)
---------------------------------------------  ----------             ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.09)            $(0.07)          $(0.06)         $(0.12)         $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    --                 --               --              --           (2.26)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                 --               --              --           (0.02)
---------------------------------------------  ----------             ------           ------          ------          ------
Total distributions declared to
shareholders                                       $(0.09)            $(0.07)          $(0.06)         $(0.12)         $(2.43)
---------------------------------------------  ----------             ------           ------          ------          ------
Net asset value, end of period                     $10.90              $9.56            $8.15          $10.06          $13.03
---------------------------------------------  ----------             ------           ------          ------          ------
Total return (%)                                    14.98              18.22^          (18.53)         (22.05)          (7.45)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                              YEARS ENDED 9/30
                                               ------------------------------------------------------------------------------
CLASS I (CONTINUED)                                  2004               2003             2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           0.95               0.91             0.85            0.87            0.87
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.89               0.92             0.65            0.52            0.84
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     59                 59               48              69              86
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                     $29,693            $25,809          $27,658         $38,108         $55,327
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31,
    2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. For the year ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                               $0.07              $0.05            $0.04           $0.03           $0.10
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.17               1.22             1.09            1.12            1.01
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.67               0.61             0.41            0.27            0.70
-----------------------------------------------------------------------------------------------------------------------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not  reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.72% lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Union Standard Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2004, there were no securities on loan.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the fund received a partial cash settlement in the amount of $212,497, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.06 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended September 30, 2003 would have been lower by 0.73%, 0.74%, 0.74%, and 0.72% for Class A, B, C, and I shares, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended September 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for capital losses.

The tax character of distributions declared for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                        9/30/04       9/30/03
Distributions declared from:
---------------------------------------------------------------
Ordinary income                        $270,063     $251,403
---------------------------------------------------------------

During the year ended September 30, 2004, there were no reclassifications due to differences between book and tax accounting.

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $294,991
          ----------------------------------------------------------
          Capital loss carryforward                     (12,961,318)
          ----------------------------------------------------------
          Unrealized appreciation                         5,502,473
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          September 30, 2008                              $(551,829)
          ----------------------------------------------------------
          September 30, 2009                                     --
          ----------------------------------------------------------
          September 30, 2010                             (6,234,544)
          ----------------------------------------------------------
          September 30, 2011                             (5,556,028)
          ----------------------------------------------------------
          September 30, 2012                               (618,917)
          ----------------------------------------------------------
          Total                                        $(12,961,318)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's other expenses during the fund's fiscal year, and the fund paying MFS a reimbursement fee not greater than 0.30% of average daily net assets for Class A, Class B, Class C, and Class I shares. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At September 30, 2004, aggregate unreimbursed expenses amounted to $66,276. The fund will not be required to reimburse MFS the $128,074 for expenses borne under a previous agreement that expired on January 31, 2004.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended September 30, 2004, the fund paid MFS $3,433, equivalent to 0.0087% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $3,865 for the year ended September 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                                 CLASS A         CLASS B         CLASS C

Distribution Fee                                                   0.10%           0.75%           0.75%
--------------------------------------------------------------------------------------------------------
Service Fee                                                        0.25%           0.25%           0.25%
--------------------------------------------------------------------------------------------------------
Total Distribution Plan                                            0.35%           1.00%           1.00%
--------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended September 30, 2004 amounted to:

                                                                 CLASS A         CLASS B         CLASS C
Service Fee Retained by MFD                                       $2,257             $16              $3
--------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 2004 were as follows:

                                                                 CLASS A         CLASS B         CLASS C

Contingent Deferred Sales Charges Imposed                            $14          $6,843             $41
--------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the year ended September 30, 2004, the fund paid MFSC a fee of $39,490 for shareholder services which equated to 0.1006% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $4,114 for the year ended September 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $23,241,435 and $22,265,673, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
          Aggregate cost                                $34,923,202
          ----------------------------------------------------------
          Gross unrealized appreciation                  $7,367,388
          ----------------------------------------------------------
          Gross unrealized depreciation                  (1,864,915)
          ----------------------------------------------------------
          Net unrealized appreciation                    $5,502,473
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                       Year ended 9/30/04                     Year ended 9/30/03
                                   SHARES             AMOUNT             SHARES               AMOUNT

CLASS A SHARES
Shares sold                           213,353          $2,233,782            313,026            $2,783,570
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        3,811              38,452              2,153                18,692
----------------------------------------------------------------------------------------------------------
Shares reacquired                    (186,115)         (1,959,847)          (342,322)           (3,023,243)
----------------------------------------------------------------------------------------------------------
Net change                             31,049            $312,387            (27,143)            $(220,981)
----------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                            31,750            $329,460            124,083            $1,104,004
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (44,606)           (458,733)          (218,658)           (1,780,263)
----------------------------------------------------------------------------------------------------------
Net change                            (12,856)          $(129,273)           (94,575)            $(676,259)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                            24,913            $258,228             14,261              $131,893
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (12,834)           (132,873)           (51,855)             (412,125)
----------------------------------------------------------------------------------------------------------
Net change                             12,079            $125,355            (37,594)            $(280,232)
----------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                             4,903             $53,372              4,761               $44,332
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions       22,710             230,276             26,621               232,131
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (3,304)            (35,483)          (722,966)           (6,340,494)
----------------------------------------------------------------------------------------------------------
Net change                             24,309            $248,165           (691,584)          $(6,064,031)
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended September 30, 2004 was $197, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended September 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004)). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458
(GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust XI and Shareholders of MFS Union Standard Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Union Standard Equity Fund (the "Fund") (a portfolio of MFS Series Trust XI) as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Union Standard Equity Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 23, 2004

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
------------------------------------------------------------------------------------------------------
The Trustees and officers of the Trust, as of November 10, 2004, are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial Services
(born 08/08/46)                                                         Company, Chairman (since February
                                                                        2004); Harvard Law School
                                                                        (education), John Olin Visiting
                                                                        Professor (since July 2002);
                                                                        Secretary of Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December 2002);
                                                                        Fidelity Investments, Vice Chairman
                                                                        (June 2000 to December 2001);
                                                                        Fidelity Management & Research
                                                                        Company (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services), Director;
                                                                        Bell Canada Enterprises
                                                                        (telecommunications), Director;
                                                                        Telesat (satellite communications),
                                                                        Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service provider),
                                                                        Vice Chairman/ Director (since
                                                                        April 2001); Encinitos Ventures
                                                                        (private investment company),
                                                                        Principal (1997 to April 2001);
                                                                        Lincoln Electric Holdings, Inc.
                                                                        (welding equipment manufacturer),
                                                                        Director; Southwest Gas Corporation
                                                                        (natural gas distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus; CBL & Associates
                                                                        Properties, Inc. (real estate
                                                                        investment trust), Director

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning specialists),
                                                                        President; Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993); Cambridge
                                                                        Nutraceuticals (professional
                                                                        nutritional products), Chief
                                                                        Executive Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel and
                                                                        Secretary (since April 2004); Hale
                                                                        and Dorr LLP (law firm) (prior to
                                                                        April 2004)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002); The
                                                                        Bank of New York, Senior Vice
                                                                        President (September 2000 to July
                                                                        2002); Lexington Global Asset
                                                                        Managers, Inc., Executive Vice
                                                                        President and Chief Financial
                                                                        Officer (prior to September 2000);
                                                                        Lexington Funds, Chief Financial
                                                                        Officer (prior to September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principle federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of
Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
James Perkins

QUARTERLY PORTFOLIO DISCLOSURE
Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for
the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

For the year ended September 30, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corportions is 100.00%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              UNE-ANN-11/04 2M

MFS(R) Mutual Funds

ANNUAL REPORT 9/30/04

MFS(R) MID CAP VALUE FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

----------------------------------------------------------------------------------------
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK OR CREDIT UNION GUARANTEE    NOT A DEPOSIT
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
----------------------------------------------------------------------------------------

MFS(R) MID CAP VALUE FUND

The fund seeks capital appreciation.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

TABLE OF CONTENTS
----------------------------------------------------
MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PORTFOLIO COMPOSITION                             10
----------------------------------------------------
PERFORMANCE SUMMARY                               11
----------------------------------------------------
EXPENSE TABLE                                     15
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          17
----------------------------------------------------
FINANCIAL STATEMENTS                              24
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     41
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            53
----------------------------------------------------
TRUSTEES AND OFFICERS                             54
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       58
----------------------------------------------------
FEDERAL TAX INFORMATION                           59
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant in the United States has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to U.S. equity stocks; 20% to 30% to fixed income issues; 10% to non-U.S. stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, U.S. 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and non-U.S. offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks as well as a range of fixed income investments. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% U.S. stocks and 50% U.S. bonds at the start of 2000 would have shifted to 32% U.S. stocks and 68% U.S. bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios in part by providing a variety of products in each asset class. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2004

Asset allocation and diversification can not guarantee a profit.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The recovery in global stock markets that began in the spring of 2003 continued into the first quarter of 2004. Business capital expenditures, which had been weak for several years, began to trend upward in the latter half of 2003, adding support to a recovery that had been fueled largely by consumer spending.

In the spring and summer of 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth, continued to improve. But stock prices made only modest gains as investors, in our view, became increasingly concerned about higher interest rates, rising oil prices, a slowdown in corporate earnings growth, and continuing unrest in Iraq. The U.S. Federal Reserve Board raised interest rates in June, August, and September, setting expectations for an ongoing series of modest rate hikes. A pullback in equity markets near the end of the period was triggered, we believe, by indications from a number of bellwether companies that earnings growth was starting to slow.

DETRACTORS FROM PERFORMANCE

Stock selection and an underweighting in the technology sector were significant detractors from relative performance during the period. The single biggest detractor in the sector, and for the portfolio as a whole, was Agere Systems, which manufactures data storage chips for cell phones and hard disc drives. The company experienced a buildup of product inventories during the period, and its stock experienced a steep decline. We had sold the stock by period end.

In the leisure sector, stock selection held back relative performance. Both Citadel Broadcasting and Cox Radio proved to be disappointments. We had expected both companies would benefit from the economic recovery and the surge in ad spending that typically occurs during an Olympics and presidential election year, but that spike in ad spending just did not materialize for many radio companies.

Stock selection in the financial services sector also hurt the fund's relative performance. Although no stock in the sector proved to be a top-10 detractor, our biggest disappointment among financial services stocks was the online banker NetBank. It declined amid intense competition in both the online brokerage and mortgage businesses. We had sold the stock by the end of the period.

While utilities and communications proved to be a top-performing sector for the fund, two of our holdings, IDT Corp. and TXU, were among the largest individual detractors from relative performance. We liked IDT because it has a number of diverse businesses, including a movie production studio, phone cards for overseas calls, and voiceover internet protocol communication services. Many Wall Street analysts, though, worried that the high usage of cellular phones would eventually erode IDT's calling card business, and the stock sold off in January after rising sharply in the first three months of the period. TXU had a big run-up in earnings and value during the year, which we missed because we had sold the stock earlier in the period.

Our cash position, which we maintain for liquidity and which averaged only 2.2% of fund assets during the period, also held back performance relative to the benchmark, which does not include cash.

Among individual detractors, two retailers hurt our relative performance. Big Lots is a discount store retailer that didn't perform as well as we had expected. We had thought the tax rebate many consumers received last year would drive them to discount retailers, but it was actually higher-end retailers that experienced a pick-up in sales. Rite Aid is a bit of a turnaround stock with a new management team, but they weren't able to fix some of the company's problems as soon as we had expected. The pharmaceutical chain also lost value in part because the United Auto Workers (UAW) announced in January that its members would have to fill prescriptions for chronic illnesses through mail-order vendors. That brought a significant loss of business for Rite Aid, which has a strong presence in states with large numbers of UAW members.

Another individual detractor was Hayes Lemmerz, which makes steel and aluminum wheels for the industry. We thought the company, which had emerged from bankruptcy, was taking the right steps to fix its balance sheet, but the stock declined substantially during the year. Another disappointment was Anchor Glass Container, which makes glass and plastic bottles for food and beverage companies, such as Coca-Cola. It also is a company emerging out of bankruptcy. It didn't experience the earnings growth we had expected, and the stock, which is not part of the benchmark, suffered a sharp decline during the period. We sold our positions in Hayes Lemmerz and Anchor Glass by period end.

CONTRIBUTORS TO PERFORMANCE

On the positive side, stock selection and the decision to overweight the strong-performing energy sector contributed to the fund's relative returns for the period. One of the energy stocks that did well for us was Transocean, a deep-water driller that benefits when the energy cycle is the strongest and the big, integrated companies have the profits to invest in the more costly deep-water drilling. We also bought Transocean when the company, which is not part of the index, was going through a bit of a turnaround and its price was cheap. We maintained a relative overweighting in the integrated oil and gas company Amerada Hess, and its stock nearly doubled in value during the period. The oil services company Smith International, which provides drilling equipment to the industry, also did well for us, as it continued throughout the period to meet or beat Wall Street estimates of its quarterly earnings. We also benefited from our investment in Tom Brown, Inc., an oil and exploration company not held in the index, which has since been acquired by the Canadian oil and gas company EnCana Corp. We sold out of all three of the stocks - Transocean, Smith International, and Tom Brown - by the end of the period.

Strong stock selection and a relative underweighting in the utilities and communications sector helped relative performance. Sprint PCS was among the top individual contributors in the sector. It did well in the highly competitive wireless market, and it also benefited from its wireless tower business. Sprint PCS was sold out of portfolio by the end of the period. Two other standouts in the group were companies that own or lease broadcast signal and wireless communication towers - SpectraSite, which is not in the benchmark, and American Tower. As the public continues to use more and more mobile phone minutes, the major wireless companies have been demanding more space on their towers.

Our stock selection - and, to a lesser extent, an underweighted position - in the specialty products and services sector also helped relative performance. Although it was not among the top-10 contributors for the fund as a whole, School Specialty, a distributor of school supplies, was a solid-performing selection in the sector. Its stock had become very inexpensive as many analysts worried that city and town budgets would experience cuts and reduce school spending. We didn't think that would be the case with the economy recovering and rising property values providing cities and towns with more tax revenue. School Specialty did well during the 2003 and 2004 school year. We had sold out of the position by period end.

Finally, two other key individual stock decisions that helped the fund were our avoidance of Safeway and our investment in Lyondell Chemical. We didn't think Safeway would be able to compete with Wal-Mart, and that proved to be the case as the stock had a difficult year. We invested in Lyondell because we thought the stock was attractively priced, and we liked the favorable supply/ demand situation in its ethylene business.

    Respectfully,

/s/ Constantinos G. Mokas

    Constantinos G. Mokas
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

               -----------------------------------------------
                             PORTFOLIO STRUCTURE
               -----------------------------------------------

               Stocks                                    95.5%
               Cash & Other Net Assets                    3.1%
               Convertible Preffered Stock                1.0%
               Convertible Bonds                          0.4%

               -----------------------------------------------
                               SECTOR WEIGHTINGS
               -----------------------------------------------

               Financial Services                        24.6%
               -----------------------------------------------
               Energy                                    11.9%
               -----------------------------------------------
               Leisure                                   10.0%
               -----------------------------------------------
               Basic Materials                            8.8%
               -----------------------------------------------
               Utilities & Communications                 8.7%
               -----------------------------------------------
               Retailing                                  8.5%
               -----------------------------------------------
               Health Care                                7.8%
               -----------------------------------------------
               Autos & Housing                            4.2%
               -----------------------------------------------
               Industrial Goods & Services                3.7%
               -----------------------------------------------
               Technology                                 3.6%
               -----------------------------------------------
               Miscellaneous                              2.1%
               -----------------------------------------------
               Consumer Staples                           1.9%
               -----------------------------------------------
               Transportation                             1.1%
               -----------------------------------------------

               -----------------------------------------------
                                TOP TEN HOLDINGS
               -----------------------------------------------

               DEVON ENERGY CORP.                         1.7%
               -----------------------------------------------
               NOBLE CORP.                                1.6%
               -----------------------------------------------
               BOWATER INC.                               1.6%
               -----------------------------------------------
               LYONDELL CHEMICAL CO.                      1.5%
               -----------------------------------------------
               FIRST HORIZON NATIONAL CORP.               1.3%
               -----------------------------------------------
               COMMUNITY HEALTH SYSTEMS INC.              1.3%
               -----------------------------------------------
               CITADEL BROADCASTING CORP.                 1.2%
               -----------------------------------------------
               SMITHFIELD FOODS INC.                      1.2%
               -----------------------------------------------
               MEDIMMUNE INC.                             1.2%
               -----------------------------------------------
               HASBRO INC.                                1.2%
               -----------------------------------------------

Percentages are based on net assets as of 9/30/04.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/04
--------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2004. Index information is from September 1, 2001.)

                          MFS Mid Cap          Russell
                          Value Fund            MidCap
                           - Class A         Value Index

          8/01             $ 9,425             $10,000
          9/01               8,237               9,046
          9/02               8,070               8,552
          9/03              10,107              10,972
          9/04              12,379              13,784

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------
                           Class
    Share class        inception date       1-yr        3-yr       Life*
---------------------------------------------------------------------------
         A                 8/31/01           22.48%      14.54%       9.25%
---------------------------------------------------------------------------
         B                11/01/01           21.68%      13.89%       8.65%
---------------------------------------------------------------------------
         C                11/01/01           21.77%      13.92%       8.67%
---------------------------------------------------------------------------
         I                11/01/01           22.93%      14.97%       9.65%
---------------------------------------------------------------------------
        R1                12/31/02           22.43%      14.53%       9.23%
---------------------------------------------------------------------------
        R2                10/31/03           21.97%      14.38%       9.10%
---------------------------------------------------------------------------
       529A                7/31/02           22.19%      14.31%       9.03%
---------------------------------------------------------------------------
       529B                7/31/02           21.36%      13.82%       8.57%
---------------------------------------------------------------------------
       529C                7/31/02           21.44%      13.83%       8.59%
---------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
---------------------------------------------------------------------------
Average mid cap value fund+                  21.78%      13.44%       8.75%
---------------------------------------------------------------------------
Russell MidCap Value Index#                  25.62%      15.07%      10.97%
---------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
---------------------------------------------------------------------------
         A                                   15.44%      12.30%       7.17%
---------------------------------------------------------------------------
         B                                   17.68%      13.12%       7.82%
---------------------------------------------------------------------------
         C                                   20.77%      13.92%       8.67%
---------------------------------------------------------------------------
       529A                                  15.17%      12.07%       6.96%
---------------------------------------------------------------------------
       529B                                  17.36%      13.04%       7.75%
---------------------------------------------------------------------------
       529C                                  20.44%      13.83%       8.59%
---------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

---------------------------------------------------------------------------
         A                                   22.48%      50.28%      31.34%
---------------------------------------------------------------------------
         B                                   21.68%      47.74%      29.13%
---------------------------------------------------------------------------
         C                                   21.77%      47.86%      29.23%
---------------------------------------------------------------------------
         I                                   22.93%      51.97%      32.82%
---------------------------------------------------------------------------
        R1                                   22.43%      50.21%      31.28%
---------------------------------------------------------------------------
        R2                                   21.97%      49.64%      30.79%
---------------------------------------------------------------------------
       529A                                  22.19%      49.36%      30.54%
---------------------------------------------------------------------------
       529B                                  21.36%      47.44%      28.86%
---------------------------------------------------------------------------
       529C                                  21.44%      47.51%      28.92%
---------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2004. Index information is from September 1, 2001.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL MIDCAP VALUE INDEX - measures the performance of U.S. mid-cap value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge (assuming redemption within one year from the end of the calendar month of purchase), reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities which involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in small-, mid-sized, or emerging companies, which are susceptible to greater risk than is customarily associated with investing in more established companies.

Prices of value company securities held by the portfolio may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. If anticipated events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of value company securities may not rise as expected or may fall.

The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to its investment in IPOs, which may have a magnified investment performance impact during the periods when the portfolio has a small asset base. Like any past performance, there is no assurance that, as the portfolio's assets grow, it will continue to experience substantially similar performance by investment in IPOs.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Because stocks tend to be more volatile than some other investments, such as bonds, the more assets a fund dedicates to stocks, generally the more volatile the portfolio's value will be. Historically, stocks have outperformed bonds over time. The portfolio's investment risks should be considered prior to investing. Please see the prospectus for further information regarding these and other risk considerations.

--------------------------------------------------------------------------------
EXPENSE TABLE
--------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
APRIL 1, 2004, THROUGH SEPTEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
Share Class
--------------------------------------------------------------------------------
                                                                     Expenses
                      Annualized    Beginning         Ending       Paid During
                       Expense    Account Value   Account Value*     Period**
                        Ratio        4/01/04         9/30/04     4/01/04-9/30/04
--------------------------------------------------------------------------------
      Actual              1.33%      $1,000           $1,010           $6.70
 A    --------------------------------------------------------------------------
      Hypothetical        1.33%      $1,000           $1,018           $6.73
--------------------------------------------------------------------------------
      Actual              1.98%      $1,000           $1,007           $9.96
 B    --------------------------------------------------------------------------
      Hypothetical        1.98%      $1,000           $1,015          $10.00
--------------------------------------------------------------------------------
      Actual              1.98%      $1,000           $1,007           $9.96
 C    --------------------------------------------------------------------------
      Hypothetical        1.98%      $1,000           $1,015          $10.00
--------------------------------------------------------------------------------
      Actual              0.99%      $1,000           $1,012           $4.99
 I    --------------------------------------------------------------------------
      Hypothetical        0.99%      $1,000           $1,020           $5.01
--------------------------------------------------------------------------------
      Actual              1.49%      $1,000           $1,011           $7.51
 R1   --------------------------------------------------------------------------
      Hypothetical        1.49%      $1,000           $1,018           $7.54
--------------------------------------------------------------------------------
      Actual              1.75%      $1,000           $1,009           $8.81
 R2   --------------------------------------------------------------------------
      Hypothetical        1.75%      $1,000           $1,016           $8.85
--------------------------------------------------------------------------------
      Actual              1.59%      $1,000           $1,009           $8.01
529A  --------------------------------------------------------------------------
      Hypothetical        1.59%      $1,000           $1,017           $8.04
--------------------------------------------------------------------------------
      Actual              2.23%      $1,000           $1,006          $11.22
529B  --------------------------------------------------------------------------
      Hypothetical        2.23%      $1,000           $1,014          $11.26
--------------------------------------------------------------------------------
      Actual              2.23%      $1,000           $1,006          $11.22
529C  --------------------------------------------------------------------------
      Hypothetical        2.23%      $1,000           $1,014          $11.26
--------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 9/30/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 95.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES              $ VALUE
-------------------------------------------------------------------------------------------------
Aerospace - 2.1%
-------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                                               87,000        $5,263,500
-------------------------------------------------------------------------------------------------
United Defense Industries, Inc.*                                        109,000         4,358,910
-------------------------------------------------------------------------------------------------
                                                                                       $9,622,410
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.1%
-------------------------------------------------------------------------------------------------
K-Swiss, Inc., "A"                                                       57,600        $1,108,800
-------------------------------------------------------------------------------------------------
Kellwood Co.                                                            109,000         3,973,050
-------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                            136,000         4,946,320
-------------------------------------------------------------------------------------------------
Reebok International Ltd.                                               109,000         4,002,480
-------------------------------------------------------------------------------------------------
                                                                                      $14,030,650
-------------------------------------------------------------------------------------------------
Automotive - 2.0%
-------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                           109,000        $4,403,600
-------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                           33,000         2,444,640
-------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp.*                                          109,000         2,054,650
-------------------------------------------------------------------------------------------------
                                                                                       $8,902,890
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.3%
-------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                   174,200        $2,902,172
-------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                  87,000         3,087,630
-------------------------------------------------------------------------------------------------
City National Corp.                                                      60,000         3,897,000
-------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                              74,000         2,914,860
-------------------------------------------------------------------------------------------------
First Horizon National Corp.                                            136,000         5,896,960
-------------------------------------------------------------------------------------------------
GreenPoint Financial Corp.                                               55,000         2,544,300
-------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                           38,000         3,636,600
-------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                              72,500         3,477,100
-------------------------------------------------------------------------------------------------
National Commerce Financial Corp.                                        96,000         3,284,160
-------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                        136,000         2,793,440
-------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                            273,000         3,917,550
-------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                 109,000         3,603,540
-------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                 218,000         4,756,760
-------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                     131,000         3,967,990
-------------------------------------------------------------------------------------------------
                                                                                      $50,680,062
-------------------------------------------------------------------------------------------------

Biotechnology - 1.7%
-------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                        229,000        $5,427,300
-------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                            49,000         2,310,840
-------------------------------------------------------------------------------------------------
                                                                                       $7,738,140
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.7%
-------------------------------------------------------------------------------------------------
ADVO, Inc.                                                              109,000        $3,372,460
-------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                             437,000         5,602,340
-------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                   218,000         3,252,560
-------------------------------------------------------------------------------------------------
Dex Media, Inc.*                                                        164,000         3,471,880
-------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.                                           87,000         2,127,150
-------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                    65,000         3,208,400
-------------------------------------------------------------------------------------------------
                                                                                      $21,034,790
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 7.1%
-------------------------------------------------------------------------------------------------
A.G. Edwards, Inc.                                                      109,000        $3,773,580
-------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                               273,000         3,278,730
-------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                                273,000         3,117,660
-------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                        71,000         2,867,690
-------------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"                                          136,000         3,867,840
-------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., "A"                             218,000         4,163,800
-------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                               327,000         4,450,470
-------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                         71,000         3,782,170
-------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"                                     117,000         2,574,000
-------------------------------------------------------------------------------------------------
                                                                                      $31,875,940
-------------------------------------------------------------------------------------------------
Business Services - 2.1%
-------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                         253,900        $4,674,299
-------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                           135,000         4,706,100
-------------------------------------------------------------------------------------------------
                                                                                       $9,380,399
-------------------------------------------------------------------------------------------------
Chemicals - 1.8%
-------------------------------------------------------------------------------------------------
Monsanto Co.                                                             82,000        $2,986,440
-------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                     82,000         5,024,960
-------------------------------------------------------------------------------------------------
                                                                                       $8,011,400
-------------------------------------------------------------------------------------------------
Construction - 2.2%
-------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                    65,000        $4,634,500
-------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                        87,000         5,339,190
-------------------------------------------------------------------------------------------------
                                                                                       $9,973,690
-------------------------------------------------------------------------------------------------

Containers - 1.7%
-------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                   273,000        $4,368,000
-------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                          175,000         3,389,750
-------------------------------------------------------------------------------------------------
                                                                                       $7,757,750
-------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%
-------------------------------------------------------------------------------------------------
A.O. Smith Corp.                                                        144,000        $3,506,400
-------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                      64,000         3,689,600
-------------------------------------------------------------------------------------------------
                                                                                       $7,196,000
-------------------------------------------------------------------------------------------------
Electronics - 1.1%
-------------------------------------------------------------------------------------------------
Solectron Corp.*                                                        982,000        $4,860,900
-------------------------------------------------------------------------------------------------

Energy - Independent - 6.7%
-------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                      109,000        $7,740,090
-------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      49,000         3,226,650
-------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                                65,000         3,980,600
-------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                       82,000         4,775,680
-------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                       109,000         2,936,460
-------------------------------------------------------------------------------------------------
Range Resources Corp.                                                   218,000         3,812,820
-------------------------------------------------------------------------------------------------
Unocal Corp.                                                             82,000         3,526,000
-------------------------------------------------------------------------------------------------
                                                                                      $29,998,300
-------------------------------------------------------------------------------------------------
Energy - Integrated - 0.6%
-------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                       33,000        $2,937,000
-------------------------------------------------------------------------------------------------

Food & Drug Stores - 1.7%
-------------------------------------------------------------------------------------------------
Kroger Co.*                                                             262,000        $4,066,240
-------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                         983,000         3,460,160
-------------------------------------------------------------------------------------------------
                                                                                       $7,526,400
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.9%
-------------------------------------------------------------------------------------------------
Dean Foods Co.*                                                         109,000        $3,272,180
-------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.*                                                 218,000         5,450,000
-------------------------------------------------------------------------------------------------
                                                                                       $8,722,180
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.4%
-------------------------------------------------------------------------------------------------
Boise Cascade Corp.                                                     109,000        $3,627,520
-------------------------------------------------------------------------------------------------
Bowater, Inc.                                                           186,000         7,103,340
-------------------------------------------------------------------------------------------------
                                                                                      $10,730,860
-------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.6%
-------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                     136,000        $2,562,240
-------------------------------------------------------------------------------------------------

General Merchandise - 2.6%
-------------------------------------------------------------------------------------------------
Big Lots, Inc.*                                                         284,000        $3,473,320
-------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                              164,000         4,444,400
-------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. "A"                                            65,000         3,737,500
-------------------------------------------------------------------------------------------------
                                                                                      $11,655,220
-------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.7%
-------------------------------------------------------------------------------------------------
CIGNA Corp.                                                              44,000        $3,063,720
-------------------------------------------------------------------------------------------------

Insurance - 2.5%
-------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                          250,000        $4,415,000
-------------------------------------------------------------------------------------------------
PMI Group, Inc.                                                          75,000         3,043,500
-------------------------------------------------------------------------------------------------
Safeco Corp.                                                             87,000         3,971,550
-------------------------------------------------------------------------------------------------
                                                                                      $11,430,050
-------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
-------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                            284,000        $5,339,200
-------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 4.1%
-------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                           145,300        $3,959,425
-------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                         211,800         5,650,824
-------------------------------------------------------------------------------------------------
Healthsouth Corp.*                                                      818,000         4,171,800
-------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                 420,000         4,531,800
-------------------------------------------------------------------------------------------------
                                                                                      $18,313,849
-------------------------------------------------------------------------------------------------
Medical Equipment - 1.3%
-------------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                        218,000        $2,020,860
-------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                        71,000         3,904,290
-------------------------------------------------------------------------------------------------
                                                                                       $5,925,150
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
-------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                     100,000        $3,454,812
-------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 1.7%
-------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                     103,200        $3,175,464
-------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                               109,000         2,869,970
-------------------------------------------------------------------------------------------------
Southern Union Co.                                                       77,800         1,594,900
-------------------------------------------------------------------------------------------------
                                                                                       $7,640,334
-------------------------------------------------------------------------------------------------

Oil Services - 4.1%
-------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                    54,000        $2,961,360
-------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                     164,000         5,026,600
-------------------------------------------------------------------------------------------------
Noble Corp.*                                                            164,000         7,371,800
-------------------------------------------------------------------------------------------------
Pride International, Inc.*                                              164,000         3,245,560
-------------------------------------------------------------------------------------------------
                                                                                      $18,605,320
-------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.5%
-------------------------------------------------------------------------------------------------
Ingram Micro, Inc., "A"*                                                142,000        $2,286,200
-------------------------------------------------------------------------------------------------

Precious Metals & Minerals - 0.6%
-------------------------------------------------------------------------------------------------
Meridian Gold, Inc.*                                                    175,000        $2,926,000
-------------------------------------------------------------------------------------------------

Printing & Publishing - 2.2%
-------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                              71,000        $2,954,310
-------------------------------------------------------------------------------------------------
Media General, Inc. "A"                                                  82,000         4,587,900
-------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                  55,000         2,150,500
-------------------------------------------------------------------------------------------------
                                                                                       $9,692,710
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
-------------------------------------------------------------------------------------------------
CSX Corp.                                                                66,000        $2,191,200
-------------------------------------------------------------------------------------------------

Real Estate - 3.7%
-------------------------------------------------------------------------------------------------
American Financial Realty Trust                                         218,000        $3,075,980
-------------------------------------------------------------------------------------------------
Annaly Mortgage Management, Inc.                                        110,000         1,884,300
-------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                  44,000         2,437,160
-------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                       164,000         2,581,360
-------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                     218,000         3,058,540
-------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                    67,000         3,471,270
-------------------------------------------------------------------------------------------------
                                                                                      $16,508,610
-------------------------------------------------------------------------------------------------
Restaurants - 1.4%
-------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                              82,000        $2,755,200
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                       82,000         3,334,120
-------------------------------------------------------------------------------------------------
                                                                                       $6,089,320
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.5%
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                   305,000        $6,850,300
-------------------------------------------------------------------------------------------------

Specialty Stores - 1.2%
-------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                    109,000        $1,970,720
-------------------------------------------------------------------------------------------------
Sports Authority, Inc.*                                                 140,000         3,248,000
-------------------------------------------------------------------------------------------------
                                                                                       $5,218,720
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.1%
-------------------------------------------------------------------------------------------------
Andrew Corp.*                                                           407,000        $4,981,680
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.0%
-------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                                         2,107,000        $3,813,670
-------------------------------------------------------------------------------------------------
Avaya, Inc.*                                                            163,000         2,272,220
-------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                109,000         2,825,280
-------------------------------------------------------------------------------------------------
                                                                                       $8,911,170
-------------------------------------------------------------------------------------------------
Telephone Services - 0.8%
-------------------------------------------------------------------------------------------------
IDT Corp., "B"*                                                         250,000        $3,757,500
-------------------------------------------------------------------------------------------------

Trucking - 0.6%
-------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                136,000        $2,626,160
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.2%
-------------------------------------------------------------------------------------------------
Calpine Corp.*                                                          487,700        $1,414,330
-------------------------------------------------------------------------------------------------
Cinergy Corp.                                                            98,000         3,880,800
-------------------------------------------------------------------------------------------------
PPL Corp.                                                                98,000         4,623,640
-------------------------------------------------------------------------------------------------
                                                                                       $9,918,770
-------------------------------------------------------------------------------------------------
Utilities - Telephone - 1.8%
-------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                              327,000        $5,019,450
-------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                       70,000         3,255,000
-------------------------------------------------------------------------------------------------
                                                                                       $8,274,450
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $401,680,941)                                         $429,202,446
-------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 1.0%
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.0%
-------------------------------------------------------------------------------------------------
Aquila, Inc.* (Identified Cost, $3,750,000)                             150,000        $4,590,000
-------------------------------------------------------------------------------------------------

Convertible Bonds - 0.4%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Oil Services - 0.4%
-------------------------------------------------------------------------------------------------
McMoRan Exploration Co., 5.25%, 2011##
(Identified Cost, $1,900,000)                                        $1,900,000        $1,900,000
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.0%
-------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost         $9,074,000        $9,074,000
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 9.4%
-------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received $42,086,174 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                $42,084,000       $42,084,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $458,488,941)                                    $486,850,446
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (8.3)%                                               (37,162,386)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $449,688,060
-------------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 9/30/04

ASSETS
Investments, at value (identified cost, $458,488,941)             $486,850,446
-----------------------------------------------------------------------------------------------------
Cash                                                                       898
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                     19,204,497
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        965,558
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      317,100
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                     5,358
-----------------------------------------------------------------------------------------------------
Receivable from investment adviser                                     206,516
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $507,550,373
-----------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                  $57,338,747
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     324,521
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         9,215
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           3,941
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                        7
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                                 2
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 185,880
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $57,862,313
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $449,688,060
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                   $383,064,691
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        28,361,505
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                   38,265,577
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                         (3,713)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $449,688,060
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  34,228,169
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                       $83,631,174
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 6,369,074
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $13.13
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.13)                                                  $13.93
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $88,348,122
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 6,842,395
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.91
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $25,481,855
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,972,760
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.92
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $249,117,561
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                18,805,942
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $13.25
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $1,941,174
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   148,108
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $13.11
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                          $212,119
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    16,245
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $13.06
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                          $643,108
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    49,290
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $13.05
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.05)                                                  $13.85
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                          $135,426
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    10,550
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.84
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                          $177,521
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    13,805
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.86
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 9/30/04

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                          $3,949,762
-----------------------------------------------------------------------------------------------------
  Interest                                                              266,255
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (14,803)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $4,201,214
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $2,679,546
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  9,818
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           523,930
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                243,901
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                824,628
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                218,916
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                 6,990
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                   154
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                               1,446
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                 930
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                               1,092
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        1,033
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                          233
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                          273
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                      77
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     32,168
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         123,613
-----------------------------------------------------------------------------------------------------
  Printing                                                               52,984
-----------------------------------------------------------------------------------------------------
  Postage                                                                25,961
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          24,126
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              7,386
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         153,477
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $4,932,682
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (5,365)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (79,069)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,848,248
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(647,034)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $46,450,008
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          (2,609)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $46,447,399
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $14,170,922
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies               (37)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $14,170,885
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $60,618,284
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $59,971,250
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 9/30                                                2004                      2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment loss                                                 $(647,034)                $(152,490)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              46,447,399                 1,335,357
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               14,170,885                30,152,632
---------------------------------------------------------------  ------------              ------------
Change in net assets from operations                              $59,971,250               $31,335,499
---------------------------------------------------------------  ------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign currency
transactions
-------------------------------------------------------------------------------------------------------
  Class I                                                           $(268,460)                      $--
-------------------------------------------------------------------------------------------------------
  Class R1                                                             (1,085)                       --
-------------------------------------------------------------------------------------------------------
  Class R2                                                                 (6)                       --
---------------------------------------------------------------  ------------              ------------
Total distributions declared to shareholders                        $(269,551)                      $--
---------------------------------------------------------------  ------------              ------------
Net change in net assets from fund share transactions            $165,644,917              $106,583,101
---------------------------------------------------------------  ------------              ------------
Redemption fees                                                        $1,121                       $--
---------------------------------------------------------------  ------------              ------------
Total change in net assets                                       $225,347,737              $137,918,600
---------------------------------------------------------------  ------------              ------------

NET ASSETS

At beginning of period                                           $224,340,323               $86,421,723
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $3,713 and accumulated undistributed net investment
income of $12,937, respectively)                                 $449,688,060              $224,340,323
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                        YEARS ENDED 9/30                            PERIOD
                                                         -----------------------------------------------             ENDED
CLASS A                                                       2004               2003               2002           9/30/01*

Net asset value, beginning of period                        $10.72              $8.56              $8.74             $10.00
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                           $(0.02)             $0.01              $0.02              $0.02
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.43               2.15              (0.20)             (1.28)
------------------------------------------------------  ----------             ------             ------             ------
Total from investment operations                             $2.41              $2.16             $(0.18)            $(1.26)
------------------------------------------------------  ----------             ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                   $--                $--             $(0.00)+++            $--
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                         --                 --              (0.00)+++             --
------------------------------------------------------  ----------             ------             ------             ------
Total distributions declared to shareholders                   $--                $--             $(0.00)+++            $--
------------------------------------------------------  ----------             ------             ------             ------
Redemption fees added to paid-in capital#                    $0.00+++             $--                $--                $--
------------------------------------------------------  ----------             ------             ------             ------
Net asset value, end of period                              $13.13             $10.72              $8.56              $8.74
------------------------------------------------------  ----------             ------             ------             ------
Total return (%)(+)                                          22.48              25.23              (2.03)            (12.60)++
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                        YEARS ENDED 9/30                             PERIOD
                                                         -----------------------------------------------              ENDED
CLASS A (CONTINUED)                                           2004               2003               2002            9/30/01*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                    1.34               1.34               1.37               1.00+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 (0.17)              0.10               0.22               2.24+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             128                158                113                 66
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $83,631            $47,603            $26,013               $262
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of February 1, 2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. Prior to October 1, 2001, the distributor contractually waived its fee for the period. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                         $(0.02)            $(0.01)            $(0.02)            $(0.88)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                    1.36               1.50               1.83             120.50+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                          (0.19)             (0.06)             (0.24)           (117.26)+
---------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2001.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEARS ENDED 9/30                    PERIOD
                                                                ------------------------------              ENDED
CLASS B                                                                2004               2003            9/30/02*

Net asset value, beginning of period                                 $10.61              $8.53              $9.37^
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                             $(0.10)            $(0.05)            $(0.04)
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     2.40               2.13              (0.80)
-----------------------------------------------------------------  --------             ------             ------
Total from investment operations                                      $2.30              $2.08             $(0.84)
-----------------------------------------------------------------  --------             ------             ------
Less distributions declared to shareholders from net realized
  gain on investments and foreign currency transactions                 $--                $--              (0.00)+++
-----------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                             $0.00+++             $--                $--
-----------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                       $12.91             $10.61              $8.53
-----------------------------------------------------------------  --------             ------             ------
Total return (%)                                                      21.68              24.38              (8.95)++^
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             1.99               1.99               2.02+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (0.82)             (0.54)             (0.44)+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      128                158                113
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $88,348            $65,799            $44,390
-----------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying
    MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of February 1,
    2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund.
    Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                  $(0.10)            $(0.07)            $(0.09)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             2.01               2.14               2.48+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (0.84)             (0.69)             (0.90)+
-----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class B shares, November 1, 2001, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The beginning NAV previously reported for the period ended September 30, 2002 has been revised from $9.24 to
    $9.37, to reflect the NAV on November 1, 2001, the date that the share class was first available to public shareholders. The beginning NAV previously reported was from October 31, 2001, the date the share class was originally seeded. Accordingly, the total return previously reported has also been revised from (7.67)% to
    (8.95)%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEARS ENDED 9/30                  PERIOD
                                                                ------------------------------            ENDED
CLASS C                                                                2004               2003          9/30/02*

Net asset value, beginning of period                                 $10.61              $8.53              $9.37^
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                             $(0.10)            $(0.05)            $(0.04)
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     2.41               2.13              (0.80)
-----------------------------------------------------------------  --------             ------             ------
Total from investment operations                                      $2.31              $2.08             $(0.84)
-----------------------------------------------------------------  --------             ------             ------
Less distributions declared to shareholders from net realized
  gain on investments and foreign currency transactions                 $--                $--              (0.00)+++
-----------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                             $0.00+++             $--                $--
-----------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                       $12.92             $10.61              $8.53
-----------------------------------------------------------------  --------             ------             ------
Total return (%)                                                      21.77              24.38              (8.95)++^
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             1.99               1.99               2.02+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (0.82)             (0.54)             (0.46)+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      128                158                113
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $25,482            $16,369            $11,348
-----------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying
    MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of February 1,
    2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund.
    Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                  $(0.10)            $(0.07)            $(0.09)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             2.01               2.14               2.48+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (0.84)             (0.69)             (0.92)+
-----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class C shares, November 1, 2001, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The beginning NAV previously reported for the period ended September 30, 2002 has been revised from $9.24 to
    $9.37, to reflect the NAV on November 1, 2001, the date that the share class was first available to public shareholders. The beginning NAV previously reported was from October 31, 2001, the date the share class was originally seeded. Accordingly, the total return previously reported has also been revised from (7.67)% to
    (8.95)%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      YEARS ENDED 9/30                    PERIOD
                                                               -------------------------------             ENDED
CLASS I                                                                2004               2003            9/30/02*

Net asset value, beginning of period                                 $10.80              $8.59              $9.37^
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                            $0.02              $0.04              $0.06
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     2.45               2.17              (0.84)
-----------------------------------------------------------------  --------             ------             ------
Total from investment operations                                      $2.47              $2.21             $(0.78)
-----------------------------------------------------------------  --------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $--                $--             $(0.00)+++
-----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                               (0.02)                --              (0.00)+++
-----------------------------------------------------------------  --------             ------             ------
Total distributions declared to shareholders                         $(0.02)               $--             $(0.00)+++
-----------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                             $0.00+++             $--                $--
-----------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                       $13.25             $10.80              $8.59
-----------------------------------------------------------------  --------             ------             ------
Total return (%)                                                      22.93              25.58              (8.18)++^
-----------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                      YEARS ENDED 9/30                   PERIOD
                                                               -------------------------------            ENDED
CLASS I (CONTINUED)                                                    2004               2003          9/30/02*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             0.99               1.00               1.02+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                  0.18               0.43               0.99+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      128                158                113
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $249,118            $93,944             $4,655
-----------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of February 1, 2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. Effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                                 $0.02              $0.03              $0.03
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             1.01               1.16               1.48+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                  0.16               0.27               0.53+
-----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class I shares, November 1, 2001, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The beginning NAV previously reported for the period ended September 30, 2002 has been revised from $9.24 to
    $9.37, to reflect the NAV on November 1, 2001, the date that the share class was first available to public shareholders. The beginning NAV previously reported was from October 31, 2001, the date the share class was originally seeded. Accordingly, the total return previously reported has also been revised from (6.89)% to
    (8.18)%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                         YEAR ENDED            PERIOD ENDED
CLASS R1                                                                  9/30/04                9/30/03*
Net asset value, beginning of period                                      $10.72                   $9.16
--------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                  $(0.04)                 $(0.00)+++
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          2.44                    1.56++++
-------------------------------------------------------------------  -----------                  ------
Total from investment operations                                           $2.40                   $1.56
-------------------------------------------------------------------  -----------                  ------
Less distributions declared to shareholders from net realized gain
  on investments and foreign currency transactions                        $(0.01)                    $--
-------------------------------------------------------------------  -----------                  ------
Redemption fees added to paid-in capital#                                  $0.00+++                  $--
-------------------------------------------------------------------  -----------                  ------
Net asset value, end of period                                            $13.11                  $10.72
-------------------------------------------------------------------  -----------                  ------
Total return (%)                                                           22.43                   17.03++
--------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.50                    1.49+
--------------------------------------------------------------------------------------------------------
Net investment loss                                                        (0.30)                  (0.06)+
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           128                     158
--------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $1,941                    $260
--------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25%
    annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement.
    This agreement will terminate on the earlier of February 1, 2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                       $(0.04)                 $(0.02)
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.52                    1.65+
--------------------------------------------------------------------------------------------------------
Net investment loss                                                        (0.32)                  (0.22)+
--------------------------------------------------------------------------------------------------------
   * For  the period from the inception of Class R1 shares, December 31, 2002, through September 30, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
++++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                 PERIOD ENDED
CLASS R2                                                                           9/30/04*

Net asset value, beginning of period                                                $11.43
------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                            $(0.06)
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                    1.70++++
--------------------------------------------------------------------------------  --------
Total from investment operations                                                     $1.64
--------------------------------------------------------------------------------  --------
Less distributions declared to shareholders from net realized gain on
  investments and foreign currency transactions                                     $(0.01)
--------------------------------------------------------------------------------  --------
Redemption fees added to paid-in capital#                                            $0.00+++
--------------------------------------------------------------------------------  --------
Net asset value, end of period                                                      $13.06
--------------------------------------------------------------------------------  --------
Total return (%)                                                                     14.39++
------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                            1.76+
------------------------------------------------------------------------------------------
Net investment loss                                                                  (0.62)+
------------------------------------------------------------------------------------------
Portfolio turnover                                                                     128
------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                             $212
------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.50% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses (except for Class R2 administrative service fee) during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of February 1, 2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                                 $(0.06)
------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                            1.78+
------------------------------------------------------------------------------------------
Net investment loss                                                                  (0.64)+
------------------------------------------------------------------------------------------
   * For  the  period from the inception of Class R2 shares, October 31, 2003, through September 30, 2004.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
++++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEARS ENDED 9/30                  PERIOD
                                                                ------------------------------            ENDED
CLASS 529A                                                             2004               2003          9/30/02*

Net asset value, beginning of period                                 $10.68              $8.55              $9.25
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                    $(0.05)            $(0.02)             $0.01
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     2.42               2.15              (0.71)
-----------------------------------------------------------------  --------             ------             ------
Total from investment operations                                      $2.37              $2.13             $(0.70)
-----------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                             $0.00+++             $--                $--
-----------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                       $13.05             $10.68              $8.55
-----------------------------------------------------------------  --------             ------             ------
Total return (%)(+)                                                   22.19              24.91              (7.57)++^
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             1.60               1.59               1.62+
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (0.42)             (0.18)              0.50+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      128                158                113
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $643               $262                 $7
-----------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.50% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses (except for Class 529 tuition program manager fees)
    during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of February 1, 2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment income
    (loss) per share and the ratios would have been:

Net investment income (loss)                                         $(0.05)            $(0.03)             $0.00+++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             1.62               1.75               2.08+
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (0.44)             (0.34)              0.04+
-----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The total return previously reported has been revised from (7.47)% to (7.57)% to reflect total return performance from July 31, 2002, the date that the share class was first available to public shareholders. The performance previously reported was from July 30, 2002, the date the share class was originally seeded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEARS ENDED 9/30                  PERIOD
                                                                ------------------------------            ENDED
CLASS 529B                                                             2004               2003          9/30/02*

Net asset value, beginning of period                                 $10.58              $8.52              $9.22
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                             $(0.13)            $(0.08)            $(0.00)+++
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     2.39               2.14              (0.70)
-----------------------------------------------------------------  --------             ------             ------
Total from investment operations                                      $2.26              $2.06             $(0.70)
-----------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                             $0.00+++             $--                $--
-----------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                       $12.84             $10.58              $8.52
-----------------------------------------------------------------  --------             ------             ------
Total return (%)                                                      21.36              24.18              (7.59)++^
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             2.24               2.24               2.27+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (1.07)             (0.82)             (0.20)+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      128                158                113
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $135                $59                 $5
-----------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.50% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses (except for Class 529 tuition program manager fees)
    during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of February 1, 2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                  $(0.13)            $(0.10)            $(0.01)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             2.26               2.40               2.73+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (1.09)             (0.98)             (0.66)+
-----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The total return previously reported has been revised from (7.49)% to (7.59)% to reflect total return performance from July 31, 2002, the date that the share class was first available to public shareholders. The performance previously reported was from July 30, 2002, the date the share class was originally seeded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEARS ENDED 9/30                    PERIOD
                                                                ------------------------------              ENDED
CLASS 529C                                                             2004               2003            9/30/02*

Net asset value, beginning of period                                 $10.59              $8.52              $9.23
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                             $(0.13)            $(0.08)            $(0.00)+++
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     2.40               2.15              (0.71)
-----------------------------------------------------------------  --------             ------             ------
Total from investment operations                                      $2.27              $2.07             $(0.71)
-----------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                             $0.00+++             $--                $--
-----------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                       $12.86             $10.59              $8.52
-----------------------------------------------------------------  --------             ------             ------
Total return (%)                                                      21.44              24.30              (7.69)++^
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             2.24               2.24               2.27+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (1.06)             (0.85)             (0.20)+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      128                158                113
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $178                $44                 $5
-----------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.50% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses (except for Class 529 tuition program manager fees)
    during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of February 1, 2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                  $(0.13)            $(0.10)            $(0.01)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             2.26               2.40               2.73+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (1.08)             (1.01)             (0.66)+
-----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The total return previously reported has been revised from (7.59)% to (7.69)% to reflect total return performance from July 31, 2002, the date that the share class was first available to public shareholders. The performance previously reported was from July 30, 2002, the date the share class was originally seeded.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended September 30, 2004, the fund's custodian fees were reduced by $2,871 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended September 30, 2004, the fund's miscellaneous expenses were reduced by $2,494 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, real estate investment trusts, wash sales, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                        9/30/04       9/30/03
Distributions declared from:
---------------------------------------------------------------
Ordinary income                        $269,551           $--
---------------------------------------------------------------

During the year ended September 30, 2004, accumulated net investment loss decreased by $630,384, accumulated net realized gain on investments and foreign currency transactions decreased by $3,558,398, and paid-in capital increased by $2,928,014 due to differences between book and tax accounting for foreign currency transactions and real estate investment trusts, a net operating loss, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes and differences in accounting for certain debt securities. This change had no effect on the net assets or net asset value per share.

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $27,125,462
          ----------------------------------------------------------
          Undistributed long-term capital gain           11,888,715
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         27,634,747
          ----------------------------------------------------------
          Other temporary differences                       (25,555)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually for Class A, Class B, Class C, Class I, and Class R1 shares and 0.50% annually for Class R2, Class 529A, Class 529B, and Class 529C shares. This arrangement is effected by MFS bearing all of the fund's other expenses (exclusive of Class R2 administrative service fee in the case of Class R2 shares and tuition program manager fees in the case of the 529 share classes) during the fund's fiscal year, and the fund paying MFS a reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of February 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS the $524,973 for expenses borne under a previous agreement that expired on September 1, 2004. For the period from September 1, 2004 through September 30, 2004, the fund's Other Expenses did not exceed the expense reimbursement threshold and the fund bore its own expenses.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds ("the funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, on July 28, 2004, MFS transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the fund accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non- recurring accrual in the amount of $5,358 did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended September 30, 2004, the fund paid MFS $32,168 equivalent to 0.0090% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $63,406 and $1,059 for the year ended September 30, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                           0.25%           0.75%           0.75%
--------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                    0.50%           1.00%           1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
September 30, 2004 amounted to:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD               $5,431            $422            $462             $13             $21
----------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD                 $692             $20             $71
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended September 30, 2004 were as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Effective Annual Percentage
Rates                                      0.35%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage
Rates                                      0.35%           1.00%           1.00%
--------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class
529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 2004 were as follows:

                                         CLASS A         CLASS B         CLASS C      CLASS 529B      CLASS 529C

Contingent Deferred Sales
Charges Imposed                           $5,732        $148,979          $2,787             $--             $--
----------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the year ended September 30, 2004, the fund paid MFSC a fee of $354,413 for shareholder services which equated to 0.0992% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $75,173 for the year ended September 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $599,021,738 and $446,104,309, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $459,215,699
          ----------------------------------------------------------
          Gross unrealized appreciation                 $42,311,502
          ----------------------------------------------------------
          Gross unrealized depreciation                 (14,676,755)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $27,634,747
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 9/30/04                  Year ended 9/30/03
                                           SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                               4,107,516        $51,494,984        7,729,510        $72,633,949
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,179,922)       (27,535,296)      (6,327,259)       (58,671,983)
----------------------------------------------------------------------------------------------------------
Net change                                1,927,594        $23,959,688        1,402,251        $13,961,966
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               2,831,033        $34,800,800        3,135,446        $30,018,328
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,191,259)       (27,129,931)      (2,139,454)       (20,013,505)
----------------------------------------------------------------------------------------------------------
Net change                                  639,774         $7,670,869          995,992        $10,004,823
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               1,026,389        $12,711,531        1,683,023        $16,160,057
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (596,090)        (7,403,467)      (1,471,064)       (14,015,030)
----------------------------------------------------------------------------------------------------------
Net change                                  430,299         $5,308,064          211,959         $2,145,027
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              10,169,305       $127,364,640        8,266,066        $80,956,728
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                22,465            268,460               --                 --
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (86,164)        (1,077,151)        (107,371)        (1,041,371)
----------------------------------------------------------------------------------------------------------
Net change                               10,105,606       $126,555,949        8,158,695        $79,915,357
----------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                 230,207         $2,780,682           34,114           $356,139
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    92              1,085               --                 --
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (106,453)        (1,310,117)          (9,852)          (102,385)
----------------------------------------------------------------------------------------------------------
Net change                                  123,846         $1,471,650           24,262           $253,754
----------------------------------------------------------------------------------------------------------

                                              Period ended 9/30/04**
                                            SHARES            AMOUNT

CLASS R2 SHARES

Shares sold                                  30,506           $371,498
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     0***               6
----------------------------------------------------------------------
Shares reacquired                           (14,262)          (174,359)
----------------------------------------------------------------------
Net change                                   16,245           $197,145
----------------------------------------------------------------------

                                                Year ended 9/30/04                  Year ended 9/30/03
                                             SHARES            AMOUNT            SHARES            AMOUNT

CLASS 529A SHARES

Shares sold                                  25,613           $315,099           23,852           $224,292
----------------------------------------------------------------------------------------------------------
Shares reacquired                              (882)           (12,742)            (105)              (944)
----------------------------------------------------------------------------------------------------------
Net change                                   24,731           $302,357           23,747           $223,348
----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   5,024            $60,832            4,971            $46,623
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (8)               (94)             (22)              (202)
----------------------------------------------------------------------------------------------------------
Net change                                    5,016            $60,738            4,949            $46,421
----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                   9,658           $118,556            3,666            $33,177
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (8)               (99)             (75)              (772)
----------------------------------------------------------------------------------------------------------
Net change                                    9,650           $118,457            3,591            $32,405
----------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through September 30, 2003.
 ** For the period from the inception of Class R2 shares, October 31, 2003, through September 30, 2004.
*** Share amount was less than 1.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended September 30, 2004 was $2,065, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended September 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004)). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25,
2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust XI and Shareholders of
MFS Mid Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust
XI), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Value Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                          ERNST & YOUNG LLP
Boston, Massachusetts
November 10, 2004

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
------------------------------------------------------------------------------------------------------
The Trustees and officers of the Trust, as of November 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial
(born 08/08/46)                                                         Services Company, Chairman
                                                                        (since February 2004);
                                                                        Harvard Law School
                                                                        (education), John Olin
                                                                        Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services),
                                                                        Director; Bell Canada
                                                                        Enterprises (telecommunications),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company),
                                                                        Principal (1997 to April
                                                                        2001); Lincoln Electric
                                                                        Holdings, Inc. (welding
                                                                        equipment manufacturer),
                                                                        Director; Southwest Gas
                                                                        Corporation (natural gas
                                                                        distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus; CBL & Associates
                                                                        Properties, Inc. (real estate
                                                                        investment trust), Director

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993);
                                                                        Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products),   Chief  Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel
                                                                        and Secretary (since April
                                                                        2004); Hale and Dorr LLP (law
                                                                        firm) (prior to April 2004)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September
                                                                        2000 to July 2002); Lexington
                                                                        Global Asset Managers, Inc.,
                                                                        Executive Vice President and
                                                                        Chief Financial Officer
                                                                        (prior to September 2000);
                                                                        Lexington Funds, Chief
                                                                        Financial Officer (prior to
                                                                        September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principle federal law governing investment companies like the fund. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Constantinos G. Mokas

QUARTERLY PORTFOLIO DISCLOSURE
Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at
http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference
Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has designated $2,791,060 as a capital gain dividend for the year ended September 30, 2004.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MDV-ANN-11/04 42M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Mr. Ives and Ms. Lane are "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant ("Funds"), and Ernst & Young LLP ("E&Y") to serve in this capacity for another Fund of the Registrant. In addition, Deloitte and E&Y may provide non-audit related services to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended September 30, 2004 and 2003, audit fees billed to the Fund by Deloitte were as follows:
                                                               Registrant's
                                                                Audit Fees
               Fees billed by Deloitte:                     2004        2003
                                                            ----        ----

                 MFS Union Standard Fund                  $29,400      $28,300

For the fiscal years ended September 30, 2004 and 2003, audit fees billed to the Fund by E&Y were as follows:
                                                               Registrant's
                                                                Audit Fees
               Fees billed by E&Y:                           2004       2003
                                                             ----       ----
                MFS Mid Cap Value Fund                     $18,900    $13,130

For the fiscal years ended September 30, 2004 and 2003, fees billed by Deloitte for audit-related, tax and other services provided to the Funds, MFS and MFS Related Entities were as follows:

                                                                                                                    Total
                                         Audit-Related Fees(1)       Tax Fees(2)        All Other Fees(3)       Non-Audit Fees
Fees billed by Deloitte:                   2004        2003       2004       2003       2004       2003       2004        2003
                                           ----        ----       ----       ----       ----       ----       ----        ----

MFS Union Standard Fund                          $0         $0    $10,900     $5,500         $0         $0    $10,900      $5,500
To MFS and MFS Related Entities             859,500    181,500     35,000     37,629    $71,315    159,433    965,815     378,562
                                           --------   --------    -------    -------    -------   --------   --------    --------
           TOTAL FEES BILLED               $859,500   $181,500    $45,900    $43,129    $71,315   $159,433   $976,715    $384,062
           -----------------

For the fiscal  years ended  September  30,  2004 and 2003,  fees  billed by E&Y for  audit-related,  tax and other services provided to the Registrant, MFS and MFS Related Entities were as follows:

                                          Audit-Related
                                            Fees(1)        Tax Fees(2)      All Other Fees(3)         Total Non-Audit Fees
                                           2004  2003       2004         2003     2004     2003         2004         2003
                                           ----  ----       ----         ----     ----     ----         ----         ----
Fees billed by E&Y:
MFS Mid Cap Value Fund                       $0    $0     $8,290       $2,465       $0       $0       $8,290       $2,465
To MFS and MFS Related Entities               0     0      7,000            0        0        0        7,000            0
                                            ---   ---    -------       ------      ---      ---      -------       ------
       TOTAL FEES BILLED                     $0    $0    $15,290       $2,465       $0       $0      $15,290       $2,465
       -----------------                    ---   ---    -------       ------      ---      ---      -------       ------

(1) There were no Audit-Related services provided to the Funds by either Deloitte or E&Y for the fiscal years ended
    September 30, 2004 and 2003. Audit-Related Fees paid to Deloitte for MFS and MFS Related Entities includes fees for internal control reviews. There were no Audit-Related services provided to MFS and MFS Related Entities by E&Y.
(2) Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. For both Deloitte and E&Y this category includes fees for tax compliance, tax planning, and tax advice. For Deloitte, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, and tax advice related to income recognition and distribution policies. For E&Y, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, tax advice, and sales tax training.
(3) For Deloitte, All Other Fees include fees for services related to financial information system implementation, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles. For E&Y, there were no All Other Fee services provided to the
    Fund, MFS or MFS Related Entities for the fiscal years ended August 31, 2004 and 2003.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: Pre-approval is needed for all planned and anticipated audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and/or financial reporting of the Registrant. In the event such services arise between regular meetings of the Audit Committee and it is not practical to seek pre-approval at the next regular meeting of the Audit Committee, such services may be referred to the Chair of the Audit Committee for approval; provided that, the Chair may not approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F): Not applicable.

ITEM 4(H): Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, MFS Series Trust XI, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the series of the Registrant to which they relate, and (iii) identify the class and number of shares held by the shareholder.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a -3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*     ROBERT J. MANNING
                              -------------------------------------------
                              Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     ROBERT J. MANNING
                              -------------------------------------------
                              Robert J. Manning, President (Principal
                              Executive Officer)

Date: November 23, 2004
      -----------------

By (Signature and Title)*     RICHARD M. HISEY
                              -------------------------------------------
                              Richard M. Hisey, Treasurer (Principal Financial
                              Officer and Accounting Officer)

Date: November 23, 2004
      -----------------

* Print name and title of each signing officer under his or her signature.